UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DellaCamera Capital Management, LLC
Address: 461 Fifth Avenue
         10th Floor
         New York, NY  10017

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vince Spinnato
Title:     Managing Member
Phone:     212-808-3590

Signature, Place, and Date of Signing:

     /s/ Vince Spinnato     New York, NY/USA     April 09, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $72,106 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFYMETRIX INC                 NOTE 3.500% 1/1  00826TAG3     2141  5167000 PRN      SOLE                  5167000        0        0
ANIXTER INTL INC               NOTE 1.000% 2/1  035290AJ4     1270  2000000 PRN      SOLE                  2000000        0        0
AUTOBYTEL INC                  COM              05275N106      721  1602306 SH       SOLE                  1602306        0        0
BIOMARIN PHARMACEUTICAL INC    NOTE 2.500% 3/2  09061GAC5     1166  1000000 PRN      SOLE                  1000000        0        0
BOOTS & COOTS/INTL WELL CTRL   COM NEW          099469504      773   661000 SH       SOLE                   661000        0        0
CHENIERE ENERGY INC            NOTE 2.250% 8/0  16411RAE9      326  2000000 PRN      SOLE                  2000000        0        0
CURAGEN CORP                   COM              23126R101     1223  2658927 SH       SOLE                  2658927        0        0
EDCI HLDGS INC                 COM              268315108     1147   318671 SH       SOLE                   318671        0        0
ENZON PHARMACEUTICALS INC      NOTE 4.000% 6/0  293904AE8     3660  5000000 PRN      SOLE                  5000000        0        0
ENZON PHARMACEUTICALS INC      COM              293904108    17041  2922998 SH       SOLE                  2922998        0        0
GILEAD SCIENCES INC            NOTE 0.625% 5/0  375558AH6     2073  1500000 PRN      SOLE                  1500000        0        0
ILLUMINA INC                   NOTE 0.625% 2/1  452327AB5     1841  1500000 PRN      SOLE                  1500000        0        0
INFOLOGIX INC                  COM              45668X105       75   143790 SH       SOLE                   143790        0        0
INTERCONTINENTALEXCHANGE INC   COM              45865V100     2473    30000 SH       SOLE                    30000        0        0
ITRON INC                      NOTE 2.500% 8/0  465741AJ5     1100  1000000 PRN      SOLE                  1000000        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207     1123   410000 SH       SOLE                   410000        0        0
MCDONALDS CORP                 COM              580135101      311     5000 SH       SOLE                     5000        0        0
NABI BIOPHARMACEUTICALS        COM              629519109    10868  3244227 SH       SOLE                  3244227        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1     5198  8500000 PRN      SOLE                  8500000        0        0
NIPPON TELEG & TEL CORP        SPONSORED ADR    654624105      734    27000 SH       SOLE                    27000        0        0
NTR ACQUISITION CO             *W EXP 06/28/201 629415118        0    81200 SH       SOLE                    81200        0        0
NYSE EURONEXT                  COM              629491101     5481   200174 SH       SOLE                   200174        0        0
OSCIENT PHARMACEUTICALS CORP   COM NEW          68812R303      297  1648533 SH       SOLE                  1648533        0        0
PLACER DOME INC                DBCV 2.750%10/1  725906AK7     3835  2500000 PRN      SOLE                  2500000        0        0
ROPER INDS INC NEW             NOTE 1.481% 1/1  776696AA4      821  1500000 PRN      SOLE                  1500000        0        0
SANTA MONICA MEDIA CORP        *W EXP 03/27/201 802501114        0    33100 SH       SOLE                    33100        0        0
SOUTHERN CONN BANCORP INC      COM              84264A102     1379   275700 SH       SOLE                   275700        0        0
SYBASE INC                     NOTE 1.750% 2/2  871130AB6     1674  1500000 PRN      SOLE                  1500000        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     1385  1500000 PRN      SOLE                  1500000        0        0
TAILWIND FINL INC              *W EXP 04/11/201 874023112        0    17900 SH       SOLE                    17900        0        0
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9     1404  1400000 PRN      SOLE                  1400000        0        0
TOREADOR RES CORP              COM              891050106      179    32684 SH       SOLE                    32684        0        0
VALUEVISION MEDIA INC          CL A             92047K107      387  1171948 SH       SOLE                  1171948        0        0